Analysis of cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Analysis of cash and cash equivalents
Analysis of cash and cash equivalents

29 Analysis of cash and cash equivalents

Non-cash and other add back items and movements in operating assets and liabilities are adjusted for in the cash flow statement. Loans to banks and treasury bills with an original maturity of less than three months that are readily convertible to known amounts of cash and subject to insignificant risk of change in value.

	2024	2023	2022
	£m	£m	£m
Cash and balances at central banks	92,994	104,262	144,832
Trading assets	6,886	8,851	8,551
Other financial assets	—	139	19
Loans to banks (1)	4,965	5,572	5,047
Cash and cash equivalents	104,845	118,824	158,449

(1)	Includes cash collateral posted with bank counterparties in respect of derivative liabilities of £3,660 million (2023 - £4,434 million; 2022 - £4,895 million).

Certain members of NatWest Group are required by law or regulation to maintain balances with the central banks in the jurisdictions in which they operate. NatWest Markets N.V. had mandatory reserve deposits with De Nederlandsche Bank N.V. of €95 million (2023 - €132 million, 2022 - €64 million). The Royal Bank of Scotland International Limited had balances with Central Bank of Luxembourg of £111 million (2023 - £135 million, 2022 - £108 million).